Form N-1A Supplement	Oct. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio (the “funds”)
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectuses concerning the funds.
PRINCIPAL INVESTMENT STRATEGIES:
The ninth paragraph of the funds’ “Principal Investment Strategies” section in the Retail Prospectus and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments” section in the Retail Prospectus concerning the funds will be deleted in their entirety and replaced with the following:
The sub‑adviser may invest up to 10% of the fund’s net assets in underlying Transamerica-sponsored and third-party exchange-traded funds (“underlying ETFs”) that the sub‑adviser selects as part of the sub‑adviser’s asset allocation for the fund. The fund may, but is not required to, invest directly in futures contracts as part of the sub‑adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.
* * *
PRINCIPAL RISKS:
The following risks in the “Principal Risks” section of the Retail Prospectus and the Summary Prospectuses for the funds will be deleted in their entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, has established an investment program whereby a substantial portion of the fund’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the fund. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The fund may invest in underlying Transamerica-sponsored ETFs. To the extent the fund holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the fund from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica Asset Allocation - Conservative Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica Asset Allocation – Conservative Portfolio
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectuses concerning the funds.
PRINCIPAL INVESTMENT STRATEGIES:
The ninth paragraph of the funds’ “Principal Investment Strategies” section in the Retail Prospectus and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments” section in the Retail Prospectus concerning the funds will be deleted in their entirety and replaced with the following:
The sub‑adviser may invest up to 10% of the fund’s net assets in underlying Transamerica-sponsored and third-party exchange-traded funds (“underlying ETFs”) that the sub‑adviser selects as part of the sub‑adviser’s asset allocation for the fund. The fund may, but is not required to, invest directly in futures contracts as part of the sub‑adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.
* * *
PRINCIPAL RISKS:
The following risks in the “Principal Risks” section of the Retail Prospectus and the Summary Prospectuses for the funds will be deleted in their entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, has established an investment program whereby a substantial portion of the fund’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the fund. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The fund may invest in underlying Transamerica-sponsored ETFs. To the extent the fund holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the fund from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica Asset Allocation - Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica Asset Allocation – Growth Portfolio
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectuses concerning the funds.
PRINCIPAL INVESTMENT STRATEGIES:
The ninth paragraph of the funds’ “Principal Investment Strategies” section in the Retail Prospectus and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments” section in the Retail Prospectus concerning the funds will be deleted in their entirety and replaced with the following:
The sub‑adviser may invest up to 10% of the fund’s net assets in underlying Transamerica-sponsored and third-party exchange-traded funds (“underlying ETFs”) that the sub‑adviser selects as part of the sub‑adviser’s asset allocation for the fund. The fund may, but is not required to, invest directly in futures contracts as part of the sub‑adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.
* * *
PRINCIPAL RISKS:
The following risks in the “Principal Risks” section of the Retail Prospectus and the Summary Prospectuses for the funds will be deleted in their entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, has established an investment program whereby a substantial portion of the fund’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the fund. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The fund may invest in underlying Transamerica-sponsored ETFs. To the extent the fund holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the fund from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica Asset Allocation - Moderate Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica Asset Allocation – Moderate Growth Portfolio
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectuses concerning the funds.
PRINCIPAL INVESTMENT STRATEGIES:
The ninth paragraph of the funds’ “Principal Investment Strategies” section in the Retail Prospectus and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments” section in the Retail Prospectus concerning the funds will be deleted in their entirety and replaced with the following:
The sub‑adviser may invest up to 10% of the fund’s net assets in underlying Transamerica-sponsored and third-party exchange-traded funds (“underlying ETFs”) that the sub‑adviser selects as part of the sub‑adviser’s asset allocation for the fund. The fund may, but is not required to, invest directly in futures contracts as part of the sub‑adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.
* * *
PRINCIPAL RISKS:
The following risks in the “Principal Risks” section of the Retail Prospectus and the Summary Prospectuses for the funds will be deleted in their entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, has established an investment program whereby a substantial portion of the fund’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the fund. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The fund may invest in underlying Transamerica-sponsored ETFs. To the extent the fund holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the fund from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025

Transamerica Asset Allocation - Moderate Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Supplement to the Currently Effective Retail Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica Asset Allocation – Moderate Portfolio (the “funds”)
* * *
Effective on or about November 28, 2025, the information below will supplement and supersede any contrary information contained in the Retail Prospectus and Summary Prospectuses concerning the funds.
PRINCIPAL INVESTMENT STRATEGIES:
The ninth paragraph of the funds’ “Principal Investment Strategies” section in the Retail Prospectus and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments” section in the Retail Prospectus concerning the funds will be deleted in their entirety and replaced with the following:
The sub‑adviser may invest up to 10% of the fund’s net assets in underlying Transamerica-sponsored and third-party exchange-traded funds (“underlying ETFs”) that the sub‑adviser selects as part of the sub‑adviser’s asset allocation for the fund. The fund may, but is not required to, invest directly in futures contracts as part of the sub‑adviser’s dynamic asset allocation. The use of futures would generally be limited to exchange-traded developed market equity index and U.S. Treasury futures. The fund may also have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying funds and underlying ETFs.
* * *
PRINCIPAL RISKS:
The following risks in the “Principal Risks” section of the Retail Prospectus and the Summary Prospectuses for the funds will be deleted in their entirety and replaced with the following:
Structure Conflicts – Transamerica Asset Management, Inc. (“TAM”), the fund’s investment manager, has established an investment program whereby a substantial portion of the fund’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM‑sponsored ETFs as investment options for the fund. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The fund may invest in underlying Transamerica-sponsored ETFs. To the extent the fund holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the fund from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2025